General Information (Details)	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD	Dec. 31, 2023 AUD
General Information [Line items]
Closing foreign exchange rate							1	1.462
Net loss	$ (6,871,965)	$ (4,700,424)	[1]	$ (341,469)	$ (2,704,845)
Liquidity Analysis [Member]
General Information [Line items]
Net loss	6,871,965	$ (4,700,424)
Liquidity Analysis [Member]
General Information [Line items]
Accumulated losses	$ 30,924,808					$ (21,152,569)

[1]	US Dollars numbers presented solely for convenience of the reader